Note 16 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Current
Current income tax expense (recovery)	$ 53,059	$ 34,347
Deferred
Deferred income tax expense (recovery)	(17,194)	(7,200)
Total	35,865	27,147
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	3,300	369
Deferred
Canada, deferred income tax expense (recovery)	1,350	(1,620)
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	49,759	33,978
Deferred
United States, deferred income tax expense (recovery)	$ (18,544)	$ (5,580)